Prepayments and Other Assets	12 Months Ended
Dec. 31, 2018
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
PREPAYMENTS AND OTHER ASSETS
7.	PREPAYMENTS AND OTHER ASSETS

The current and non-current portions of prepayments and other assets consist of the following:

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Current portion:
Contract asset	—	1,414,549	205,738
Prepaid licensed copyrights	132,039	184,926	26,896
Deposits and prepaid rental fees	46,033	123,863	18,015
VAT prepayments	586,242	436,343	63,463
Others	359,058	536,700	78,060
	1,123,372	2,696,381	392,172

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Non-current portion:
Prepaid licensed copyrights	2,491,320	3,685,272	536,001
Licensed copyrights prepaid assets (i)	36,547	569,123	82,776
Deposits and prepaid rental fees	157,882	171,676	24,969
Others	159,913	269,812	39,242
	2,845,662	4,695,883	682,988

(i)

Licensed copyrights prepaid assets are recognized when the Group has yet to receive the content copyrights from the counterparty under a barter transaction but the counterparty has already received the content copyrights from the Group.